                          AIM VARIABLE INSURANCE FUNDS

                         INVESCO VIF - CORE EQUITY FUND

                                   (SERIES I)

                         Supplement dated August 3, 2004
                     to the Prospectus dated April 30, 2004
                 as supplemented May 18, 2004 and July 16, 2004


Effective August 2, 2004, the following replaces in its entirety the information appearing on page 7 in the prospectus under the heading "PORTFOLIO MANAGERS":

         "The Fund is managed using a team approach. The investment team includes portfolio managers who concentrate on stock selection, investment personnel who concentrate on portfolio strategies, as well as research analysts.


         More information on the Fund's portfolio managers may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."

                          AIM VARIABLE INSURANCE FUNDS

                         INVESCO VIF - CORE EQUITY FUND

                                   (SERIES II)

                         Supplement dated August 3, 2004
                     to the Prospectus dated April 30, 2004
                 as supplemented May 18, 2004 and July 16, 2004


Effective August 2, 2004, the following replaces in its entirety the information appearing on page 8 in the prospectus under the heading "PORTFOLIO MANAGERS":

         "The Fund is managed using a team approach. The investment team includes portfolio managers who concentrate on stock selection, investment personnel who concentrate on portfolio strategies, as well as research analysts.


         More information on the Fund's portfolio managers may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."

                          AIM VARIABLE INSURANCE FUNDS

                         INVESCO VIF - TOTAL RETURN FUND

                                   (SERIES I)

                         Supplement dated August 3, 2004
                     to the Prospectus dated April 30, 2004
                 as supplemented May 18, 2004 and July 16, 2004


Effective August 2, 2004, the following replaces in its entirety the information appearing on page 7 in the prospectus under the heading "PORTFOLIO MANAGERS":

         "The equity portion of the Fund is managed using a team approach. The investment team includes portfolio managers who concentrate on stock selection, investment personnel who concentrate on portfolio strategies, as well as research analysts.

         The following individuals are primarily responsible for the day-to-day management of the Fund's fixed income portfolio holdings:

         KENNETH R. BOWLING, Portfolio Manager and Director, U.S. Fixed Income of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 1993 and is a Chartered Financial Analyst.

         RICHARD J. KING, Senior Portfolio Manager and Head of Portfolio Management of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 2000 and is a Chartered Financial Analyst. Prior to joining INVESCO Institutional and/or its affiliates, Rich spent 10 years with Criterion Investment Management, where he served as Chairman of the Core Sector Group.

         STEPHEN M. JOHNSON, Portfolio Manager and Chief Investment Officer, Fixed Income of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 1991 and is a Chartered Financial Analyst.


         More information on the Fund's portfolio managers may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."

                          AIM VARIABLE INSURANCE FUNDS

                         INVESCO VIF - TOTAL RETURN FUND

                                   (SERIES II)

                         Supplement dated August 3, 2004
                     to the Prospectus dated April 30, 2004
                 as supplemented May 18, 2004 and July 16, 2004


Effective August 2, 2004, the following replaces in its entirety the information appearing on page 7 in the prospectus under the heading "PORTFOLIO MANAGERS":

         "The equity portion of the Fund is managed using a team approach. The investment team includes portfolio managers who concentrate on stock selection, investment personnel who concentrate on portfolio strategies, as well as research analysts.

         The following individuals are primarily responsible for the day-to-day management of the Fund's fixed income portfolio holdings:

         KENNETH R. BOWLING, Portfolio Manager and Director, U.S. Fixed Income of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 1993 and is a Chartered Financial Analyst.

         RICHARD J. KING, Senior Portfolio Manager and Head of Portfolio Management of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 2000 and is a Chartered Financial Analyst. Prior to joining INVESCO Institutional and/or its affiliates, Rich spent 10 years with Criterion Investment Management, where he served as Chairman of the Core Sector Group.

         STEPHEN M. JOHNSON, Portfolio Manager and Chief Investment Officer, Fixed Income of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 1991 and is a Chartered Financial Analyst.


         More information on the Fund's portfolio managers may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."